CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common shares, issued shares	113,680,643	113,526,182	67,118,154
Common shares, outstanding shares	113,680,643	113,526,182	67,118,154